Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Ariel Global Fund (Institutional Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ariel Global Fund (Institutional Class)
Average Annual Return, Percent	20.14%	8.83%	6.77%
Ariel Global Fund (Investor Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ariel Global Fund (Investor Class)
Average Annual Return, Percent	19.89%	8.56%	6.51%
Ariel International Fund (Institutional Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ariel International Fund (Institutional Class)
Average Annual Return, Percent	19.86%	5.08%	3.97%
Ariel International Fund (Investor Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ariel International Fund (Investor Class)
Average Annual Return, Percent	19.60%	4.83%	3.71%
Ariel Focus Fund (Institutional Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ariel Focus Fund (Institutional Class)
Average Annual Return, Percent	27.93%	9.60%	7.00%
Ariel Focus Fund (Investor Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ariel Focus Fund (Investor Class)
Average Annual Return, Percent	27.54%	9.33%	6.74%
Ariel Appreciation Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ariel Appreciation Fund (Institutional Class)
Average Annual Return, Percent	18.64%	8.99%	7.28%
Ariel Appreciation Fund (Investor Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ariel Appreciation Fund (Investor Class)
Average Annual Return, Percent	18.31%	8.66%	6.95%
Ariel Fund (Institutional Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ariel Fund (Institutional Class)
Average Annual Return, Percent	28.01%	10.89%	8.91%
Ariel Fund (Investor Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ariel Fund (Investor Class)
Average Annual Return, Percent	27.63%	10.54%	8.57%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	31.76%	12.19%	9.39%
MSCI ACWI Index (Broad-based Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Broad-based Index)
Average Annual Return, Percent	31.76%	12.19%	9.39%
MSCI EAFE Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.77%	8.20%	5.71%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	36.35%	15.98%	13.38%
MSCI ACWI Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Value Index
Average Annual Return, Percent	26.89%	9.04%	6.65%
MSCI ACWI ex-US Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Net Index
Average Annual Return, Percent	25.35%	7.59%	5.22%
MSCI EAFE Value Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Net Index
Average Annual Return, Percent	23.14%	8.27%	4.56%
MSCI ACWI ex-US Value Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Value Net Index
Average Annual Return, Percent	24.04%	7.79%	4.28%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	27.76%	10.69%	9.23%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	29.01%	10.33%	8.93%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Average Annual Return, Percent	29.33%	11.30%	10.19%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500TM Value Index
Average Annual Return, Percent	26.59%	9.99%	8.47%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500TM Index
Average Annual Return, Percent	26.17%	10.43%	9.50%